K&L Gates LLP
1601 K Street NW
Washington, DC 20006-1600
T 202.778.9000 www.klgates.com

April 16, 2010

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 72 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to include information regarding two (2) newly organized series of the Trust (the “New Funds”). The New Funds follow similar principal investment strategies and are subject to similar principal risks to those of the AXA Tactical Manager Portfolios, twelve other series of the Trust. Therefore, the prospectus and statement of additional information contained in the Post-Effective Amendment are marked to show changes from the prospectus and statement of additional information, respectively, of the AXA Tactical Manager Portfolios contained in Post-Effective Amendment No. 70 to the Trust’s Registration Statement, which was filed with the SEC on January 21, 2010. The Part C contained in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 71 to the Trust’s Registration Statement, which was filed with the SEC on April 9, 2010.

The Post-Effective Amendment is scheduled to become effective on June 30, 2010. We would therefore appreciate receiving any comments by May 28, 2010. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

U.S. Securities and Exchange Commission

April 16, 2010

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.
Sarah E. Connolly, Esq.
K&L Gates LLP